As filed with the Securities and Exchange Commission on March 1, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2023 – December 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

AUXIER FOCUS FUND
Semi-Annual Report
December 31, 2023
(Unaudited)
Fund Adviser:
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
Toll Free: (877) 3AUXIER or (877) 328-9437

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2023
1

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2023
2

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2023
3

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2023
4

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2023
5

AUXIER FOCUS FUND
A MESSAGE TO OUR SHAREHOLDERS
December 31, 2023
6

AUXIER FOCUS FUND
PERFORMANCE CHART AND ANALYSIS
December 31, 2023
7
The following chart reflects the change in the value of a hypothetical $10,000 investment in Investor Shares, including reinvested dividends and distributions, in the
Auxier Focus Fund (the “Fund”) compared with the performance of the benchmark, the S&P 500 Index (“S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the
Fund's classes includes the maximum sales charge of 5.75% (A Shares only) and operating expenses that reduce returns, while the total return of the S&P 500® does not include the effect of sales charges and expenses. A Shares are subject to a 1.00% contingent deferred sales charge on shares purchased without an initial sales charge and redeemed less than one year after purchase. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Investor Shares vs. S&P 500 Index
\
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (877) 328-9437 or visit www.auxierasset.com. As stated in the Fund’s prospectus, the annual operating expense ratios (gross)
for Investor Shares, A Shares and Institutional Shares are 1.10%, 1.76% and 1.08%, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and
Institutional Shares, respectively, through October 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. Shares redeemed or exchanged within 180 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Performance for Investor Shares for periods prior to December 10, 2004, reflects performance and expenses of Auxier Focus Fund, a series of Unified Series Trust
(the “Predecessor Fund”). Prior to January 3, 2003, the Predecessor Fund was a series of Ameriprime Funds.
Average Annual Total Returns
Periods Ended December 31, 2023 One Year Five Years Ten Years Since Inception
(1)
Investor Shares
9.75% 9.90% 7.47% 7.53%
S&P 500® Index (Since July 9, 1999)
26.29% 15.69% 12.03% 7.12%
A Shares (with sales charge)
(2)(3)
3.09% 8.26% 6.59% 7.16%
Institutional Shares
(3)
9.87% 10.05% 7.65% 7.61%
(1)
Institutional, A Shares and Investor Shares commenced operations on May 9, 2012, July 8, 2005 and July 9, 1999, respectively.
(2)
Due to shareholder redemptions on August 21, 2005, net assets of the class were zero from the close of business on that date until September 22, 2005. Financial information presented for the period August 21, 2005 to September 22, 2005 reflects performance of Investor Shares of the Fund.
(3)
For Institutional Shares and A Shares, performance for the since inception period is a blended average annual return which includes the return of the Investor Shares prior to commencement of operations of the
Institutional Shares and A Shares.

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023
8
See Notes to Financial Statements.
Shares Security Description Value
Equity Securities - 89.6%
Common Stock - 89.6%
Communications - 0.6%
16,900 America Movil SAB de CV, ADR $ 312,988
1,719 Cisco Systems, Inc. 86,844
34,119 Telefonica SA, ADR 133,064
94,868 Warner Bros Discovery, Inc.
(a)
1,079,598
1,612,494
Consumer Cyclical - 2.3%
1,241 Booking Holdings, Inc.
(a)
4,402,100
14,025 DR Horton, Inc. 2,131,520
6,533,620
Consumer Discretionary - 7.5%
115,518 Arcos Dorados Holdings, Inc., Class A 1,465,923
34,000 Becle SAB de CV 63,288
44,408 Comcast Corp., Class A 1,947,291
12,753 CVS Health Corp. 1,006,977
400 Domino's Pizza, Inc. 164,892
16,250 General Motors Co. 583,700
3,775 Genuine Parts Co. 522,837
13,500 Grand Canyon Education, Inc.
(a)
1,782,540
205,501 Lincoln Educational Services Corp.
(a)
2,063,230
17,975 Lowe's Cos., Inc. 4,000,336
4,756 McDonald's Corp. 1,410,202
61,302 Sally Beauty Holdings, Inc.
(a)
814,091
4,125 The Hershey Co. 769,065
3,870 The Home Depot, Inc. 1,341,148
12,450 Walmart, Inc. 1,962,742
4,550 Yum China Holdings, Inc. 193,057
7,050 Yum! Brands, Inc. 921,153
21,012,472
Consumer Staples - 15.0%
65,455 Altria Group, Inc. 2,640,455
57,955 British American Tobacco PLC, ADR 1,697,502
13,200 Coca-Cola HBC AG, ADR
(a)
390,456
3,535 Diageo PLC, ADR 514,908
11,221 Kenvue, Inc. 241,588
7,800 Keurig Dr Pepper, Inc. 259,896
50,327 Molson Coors Beverage Co., Class B 3,080,516
69,600 Monster Beverage Corp.
(a)
4,009,656
39,095 PepsiCo., Inc. 6,639,895
86,525 Philip Morris International, Inc. 8,140,272
36,044 The Coca-Cola Co. 2,124,073
195,126 The Kroger Co. 8,919,209
3,140 The Procter & Gamble Co. 460,135
54,421 Unilever PLC, ADR 2,638,330
41,756,891
Energy - 3.9%
136,810 BP PLC, ADR 4,843,074
7,630 Chevron Corp. 1,138,091
13,600 ConocoPhillips 1,578,552
4,000 Devon Energy Corp. 181,200
4,000 Dril-Quip, Inc.
(a)
93,080
7,800 Phillips 66 1,038,492
14,415 Valero Energy Corp. 1,873,950
10,746,439
Financials - 20.8%
53,260 Aflac, Inc. 4,393,950
50,995 American International Group, Inc. 3,454,911
2,480 Ameriprise Financial, Inc. 941,978
2,150 Arch Capital Group, Ltd.
(a)
159,681
201,499 Bank of America Corp. 6,784,471
16,545 Berkshire Hathaway, Inc., Class B
(a)
5,900,940
60,674 Central Pacific Financial Corp. 1,194,064
Shares Security Description Value
Financials - 20.8% (continued)
25,975 Citigroup, Inc. $ 1,336,154
5,616 Colliers International Group, Inc. 710,536
5,616 FirstService Corp. 910,298
2,025 Marsh & McLennan Cos., Inc. 383,677
31,405 Mastercard, Inc., Class A 13,394,547
1,100 PayPal Holdings, Inc.
(a)
67,551
1,700 Ryan Specialty Holdings, Inc.
(a)
73,134
139,625 The Bank of New York Mellon Corp. 7,267,481
11,068 The Travelers Cos., Inc. 2,108,343
3,200 U.S. Bancorp 138,496
15,249 Unum Group 689,560
29,800 Visa, Inc., Class A 7,758,430
7,000 Wells Fargo & Co. 344,540
58,012,742
Health Care - 21.7%
28,384 Abbott Laboratories 3,124,227
2,913 AbbVie, Inc. 451,428
4,950 Becton Dickinson & Co. 1,206,958
9,095 Biogen, Inc.
(a)
2,353,513
18,226 Elevance Health, Inc. 8,594,653
990 Embecta Corp. 18,741
38,711 Johnson & Johnson 6,067,562
80,518 Medtronic PLC 6,633,073
68,854 Merck & Co., Inc. 7,506,463
8,370 Organon & Co. 120,695
6,282 Pfizer, Inc. 180,859
14,397 Quest Diagnostics, Inc. 1,985,058
13,990 The Cigna Group 4,189,305
27,840 UnitedHealth Group, Inc. 14,656,925
26,750 Zimmer Biomet Holdings, Inc. 3,255,475
60,344,935
Industrials - 4.3%
36,135 CAE, Inc.
(a)
780,155
1,240 Caterpillar, Inc. 366,631
119,491 Corning, Inc. 3,638,501
3,695 FedEx Corp. 934,724
700 Ferguson PLC 135,149
69,382 Gates Industrial Corp. PLC
(a)
931,106
300 General Dynamics Corp. 77,901
3,500 Johnson Controls International PLC 201,740
85,521 Manitex International, Inc.
(a)
747,454
28,275 RTX Corp. 2,379,058
2,780 The Boeing Co.
(a)
724,635
7,440 United Parcel Service, Inc., Class B 1,169,791
12,086,845
Information Technology - 9.7%
39,720 Alphabet, Inc., Class A
(a)
5,548,487
18,125 Cognizant Technology Solutions Corp.,
Class A 1,368,981
26,333 Forrester Research, Inc.
(a)
705,988
3,155 Meta Platforms, Inc., Class A
(a)
1,116,744
48,602 Microsoft Corp. 18,276,296
27,016,496
Materials - 3.6%
14,225 Celanese Corp., Class A 2,210,138
30,258 Corteva, Inc. 1,449,963
28,458 Dow, Inc. 1,560,637
25,464 DuPont de Nemours, Inc. 1,958,946
2,149 International Flavors & Fragrances, Inc. 174,005
25,505 LyondellBasell Industries NV, Class A 2,425,015
4,980 The Mosaic Co. 177,935
9,956,639

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS
December 31, 2023
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Transportation - 0.2%
2,610 Union Pacific Corp. $ 641,068
Total Common Stock (Cost $92,557,063) 249,720,641
Total Equity Securities (Cost $92,557,063) 249,720,641
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 1.0%
Corporate Non-Convertible Bonds - 0.8%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 335,496
Financials - 0.7%
400,000 Bank of
America Corp.
(callable at
100)
(b)(c)
6.25  12/31/24 397,316
400,000 Citigroup, Inc.
(callable at
100)
(b)(c)
6.30  11/15/67 395,913
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
6.10  12/31/49 298,541
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
8.22  05/01/66 498,763
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 338,082
1,928,615
Total Corporate Non-Convertible Bonds (Cost
$2,353,059) 2,264,111
U.S. Government & Agency Obligations - 0.2%
U.S. Treasury Securities - 0.2%
100,000 U.S. Treasury
Bill
(d)
5.41  01/16/24 99,796
110,000 U.S. Treasury
Bill
(d)
5.41  01/18/24 109,742
22,000 U.S. Treasury
Bill
(d)
5.42  02/20/24 21,842
15,000 U.S. Treasury
Bill
(d)
5.31  03/07/24 14,859
250,000 U.S. Treasury
Bill
(d)
5.36  03/12/24 247,476
493,715
Total U.S. Government & Agency Obligations
(Cost $493,597) 493,715
Total Fixed Income Securities (Cost
$2,846,656) 2,757,826
Shares Security Description Value
Money Market Fund - 7.8%
21,857,212 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 5.28%
(e)
(Cost $21,857,212) 21,857,212
Investments, at value - 98.4% (Cost $117,260,931) $ 274,335,679
Other Assets & Liabilities, Net - 1.6% (261,861)
Net Assets - 100.0% $ 274,073,818
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2023.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2023.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,612,494 $ – $ – $ 1,612,494
Consumer Cyclical 6,533,620 – – 6,533,620
Consumer Discretionary 21,012,472 – – 21,012,472
Consumer Staples 41,756,891 – – 41,756,891
Energy 10,746,439 – – 10,746,439
Financials 58,012,742 – – 58,012,742
Health Care 60,344,935 – – 60,344,935
Industrials 12,086,845 – – 12,086,845
Information Technology 27,016,496 – – 27,016,496
Materials 9,956,639 – – 9,956,639
Transportation 641,068 – – 641,068
Corporate Non-
Convertible Bonds – 2,264,111 – 2,264,111
U.S. Government &
Agency Obligations – 493,715 – 493,715
Money Market Fund 21,857,212 – – 21,857,212
Investments at Value $ 271,577,853 $ 2,757,826 $ – $ 274,335,679
PORTFOLIO HOLDINGS
% of Total Net Assets
Communications 0.6%
Consumer Cyclical 2.3%
Consumer Discretionary 7.5%
Consumer Staples 15.0%
Energy 3.9%
Financials 20.8%
Health Care 21.7%
Industrials 4.3%
Information Technology 9.7%
Materials 3.6%
Transportation 0.2%
Corporate Non-Convertible Bonds 0.8%
U.S. Government & Agency Obligations 0.2%
Money Market Fund 7.8%
Other Assets & Liabilities, Net 1.6%
100.0%

AUXIER FOCUS FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023
10
See Notes to Financial Statements.
ASSETS
Investments, at value (Cost $117,260,931) $ 274,335,679
Receivables:
Fund shares sold 60,023
Dividends and interest 540,010
Prepaid expenses 21,508
Total Assets
274,957,220
LIABILITIES
Payables:
Investment securities purchased 26,803
Fund shares redeemed 560,588
Distributions payable 77,214
Accrued Liabilities:
Investment Adviser fees 134,628
Trustees’ fees and expenses 123
Fund services fees 28,734
Other expenses 55,312
Total Liabilities
883,402
NET ASSETS
$ 274,073,818
COMPONENTS OF NET ASSETS
Paid-in capital $ 116,842,774
Distributable Earnings 157,231,044
NET ASSETS
$ 274,073,818
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 5,288,988
A Shares 48,127
Institutional Shares 4,713,067
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*
Investor Shares (based on net assets of $142,104,882) $ 26.87
A Shares (based on net assets of $1,337,309) $ 27.79
A Shares Maximum Public Offering Price Per Share (net asset value per share/(100%-5.75%)) $ 29.49
Institutional Shares (based on net assets of $130,631,627) $ 27.72

AUXIER FOCUS FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2023
11
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,944) $ 3,248,374
Interest income 182,892
Total Investment Income
3,431,266
EXPENSES
Investment Adviser fees 1,079,636
Fund services fees 171,666
Transfer agent fees:
Investor Shares 27,478
A Shares 475
Institutional Shares 6,255
Distribution fees:
A Shares 1,676
Custodian fees 18,077
Registration fees:
Investor Shares 8,726
A Shares 2,321
Institutional Shares 8,026
Professional fees 29,041
Trustees' fees and expenses 6,526
Other expenses 121,041
Total Expenses 1,480,944
Fees waived
(323,450)
Net Expenses
1,157,494
NET INVESTMENT INCOME
2,273,772
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments
3,462,651
Foreign currency transactions
(16)
Net realized gain
3,462,635
Net change in unrealized appreciation (depreciation) on investments
6,840,424
NET REALIZED AND UNREALIZED GAIN
10,303,059
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 12,576,831

AUXIER FOCUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements.
For the Six Months
Ended
December 31, 2023
For the Year
Ended
June 30, 2023
OPERATIONS Shares Shares
Net investment income $ 2,273,772 $ 3,930,137
Net realized gain 3,462,635 3,898,198
Net change in unrealized appreciation (depreciation) 6,840,424 17,860,423
Increase in Net Assets Resulting from Operations
12,576,831 25,688,758
DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares (6,074,386) (4,255,878)
A Shares (46,356) (36,009)
Institutional Shares (5,413,508) (3,466,460)
Total Distributions Paid
(11,534,250) (7,758,347)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 2,883,076 107,624 5,749,237 223,127
A Shares – – 4,788 180
Institutional Shares 3,150,140 114,771 9,416,041 354,802
Reinvestment of distributions:
Investor Shares 5,927,570 221,271 3,985,471 153,380
A Shares 45,958 1,670 35,720 1,337
Institutional Shares 5,375,849 194,589 3,367,859 125,804
Redemption of shares:
Investor Shares (13,918,398) (519,460) (13,833,480) (536,192)
A Shares (62,213) (2,258) (502,525) (19,322)
Institutional Shares (3,982,133) (145,130) (7,216,992) (272,120)
Redemption fees:
Investor Shares
445
–
2,696
–
A Shares
5
–
16
–
Institutional Shares
832
–
2,213
–
Increase (Decrease) in Net Assets from Capital Share
Transactions (578,869) (26,923) 1,011,044 30,996
Increase in Net Assets 463,712 18,941,455
NET ASSETS
Beginning of Period
273,610,106 254,668,651
End of Period
$ 274,073,818 $ 273,610,106

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of
Period
$ 26.79 $ 25.05 $ 26.69 $ 20.39 $ 22.34 $ 22.25
INVESTMENT OPERATIONS
Net investment income (a) 0.22 0.37 0.27 0.27 0.29 0.28
Net realized and unrealized gain
(loss)
1.04 2.14 (1.22) 6.59 (0.87) 1.18
Total from Investment Operations
1.26 2.51 (0.95) 6.86 (0.58) 1.46
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.44) (0.33) (0.28) (0.30) (0.29) (0.30)
Net realized gain
(0.74) (0.44) (0.41) (0.26) (1.08) (1.07)
Total Distributions to Shareholders
(1.18) (0.77) (0.69) (0.56) (1.37) (1.37)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 26.87 $ 26.79 $ 25.05 $ 26.69 $ 20.39 $ 22.34
TOTAL RETURN
4.75%(c) 10.14% (3.77)% 34.03% (3.17)% 7.08%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 142,105 $ 146,783 $ 141,242 $ 142,915 $ 113,810 $ 137,995
Ratios to Average Net Assets:
Net investment income 1.62%(d) 1.43% 0.99% 1.13% 1.34% 1.25%
Net expenses 0.91%(d) 0.92% 0.92% 0.92% 0.95% 0.98%
Gross expenses (e) 1.10%(d) 1.10% 1.08% 1.09% 1.10% 1.11%
PORTFOLIO TURNOVER RATE 1%(c) 1% 1% 1% 2% 3%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
14
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
A SHARES
NET ASSET VALUE, Beginning of
Period
$ 27.50 $ 25.60 $ 27.20 $ 20.76 $ 22.70 $ 22.56
INVESTMENT OPERATIONS
Net investment income (a) 0.18 0.29 0.18 0.19 0.23 0.22
Net realized and unrealized gain
(loss)
1.07 2.19 (1.25) 6.72 (0.89) 1.21
Total from Investment Operations
1.25 2.48 (1.07) 6.91 (0.66) 1.43
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.22) (0.14) (0.12) (0.21) (0.20) (0.22)
Net realized gain
(0.74) (0.44) (0.41) (0.26) (1.08) (1.07)
Total Distributions to Shareholders
(0.96) (0.58) (0.53) (0.47) (1.28) (1.29)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 27.79 $ 27.50 $ 25.60 $ 27.20 $ 20.76 $ 22.70
TOTAL RETURN(c)
4.61%(d) 9.77% (4.07)% 33.60% (3.47)% 6.80%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 1,337 $ 1,340 $ 1,703 $ 2,443 $ 2,770 $ 2,664
Ratios to Average Net Assets:
Net investment income 1.31%(e) 1.09% 0.64% 0.78% 1.06% 0.98%
Net expenses 1.24%(e) 1.25% 1.25% 1.25% 1.25% 1.25%
Gross expenses (f) 1.85%(e) 1.76% 1.65% 1.52% 1.51% 1.53%
PORTFOLIO TURNOVER RATE 1%(d) 1% 1% 1% 2% 3%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Total Return does not include the effect of front end sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
FINANCIAL HIGHLIGHTS
15
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each period.
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of
Period
$ 27.59 $ 25.74 $ 27.38 $ 20.88 $ 22.81 $ 22.66
INVESTMENT OPERATIONS
Net investment income (a) 0.24 0.41 0.31 0.31 0.33 0.33
Net realized and unrealized gain
(loss)
1.07 2.21 (1.26) 6.75 (0.88) 1.19
Total from Investment Operations
1.31 2.62 (0.95) 7.06 (0.55) 1.52
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.44) (0.33) (0.28) (0.30) (0.30) (0.30)
Net realized gain
(0.74) (0.44) (0.41) (0.26) (1.08) (1.07)
Total Distributions to Shareholders
(1.18) (0.77) (0.69) (0.56) (1.38) (1.37)
REDEMPTION FEES(a)
0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of
Period
$ 27.72 $ 27.59 $ 25.74 $ 27.38 $ 20.88 $ 22.81
TOTAL RETURN
4.81%(c) 10.30% (3.66)% 34.19% (3.00)% 7.24%
RATIOS/SUPPLEMENTARY
DATA
Net Assets at End of Period (000s
omitted) $ 130,632 $ 125,487 $ 111,723 $ 116,907 $ 88,103 $ 90,958
Ratios to Average Net Assets:
Net investment income 1.76%(d) 1.56% 1.11% 1.25% 1.51% 1.43%
Net expenses 0.79%(d) 0.80% 0.80% 0.80% 0.80% 0.80%
Gross expenses (e) 1.09%(d) 1.08% 1.08% 1.09% 1.10% 1.10%
PORTFOLIO TURNOVER RATE 1%(c) 1% 1% 1% 2% 3%
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
16
Note 1. Organization
The Auxier Focus Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the
“Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value.
The Fund currently offers three classes of shares: Investor Shares, A Shares and Institutional Shares. A Shares are offered at net asset value plus a maximum sales charge of 5.75%. A Shares are also subject to contingent deferred sales charge (“CDSC”) of 1.00% on purchases without an initial sales charge and redeemed less than one year after they are purchased. Investor Shares and Institutional
Shares are not subject to a sales charge. Investor Shares, A Shares and Institutional Shares commenced operations on July 9, 1999,
July 8, 2005 and May 9, 2012, respectively. The Fund’s investment objective is to provide long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board
Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity.
Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
17
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time that the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2023, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of
Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.
During the period, the Fund did not incur any interest or penalties. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of December 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
18
Redemption Fees – A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of
2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in
Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparties to the contracts. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – Auxier Asset Management LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.80%
of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)
(the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a
Apex Fund Services) (“Apex”) or their affiliates. The Fund has adopted a Distribution Plan (the “Plan”) for A Shares of the Fund in
accordance with Rule 12b-1 of the Act. Under the Plan, the Fund pays the Distributor and/or any other entity as authorized by the
Board a fee of up to 0.25% of the average daily net assets of A Shares. The Distributor has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds.
For the period ended December 31, 2023 , there were no front-end sales charges assessed on the sale of A Shares and no contingent deferred sales charges were assessed on the sale of A Shares.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the
Fund. The fees related to these services are included in Fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee
Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend expenses on short sales, and extraordinary expenses ) to 0.92%, 1.25% and 0.80% of the Investor Shares, A Shares and Institutional
Shares, respectively , through at least October 31, 2024. These contractual waivers may only be raised or eliminated with consent of the Board. Other fund service providers have voluntarily agreed to waive a portion of their fees. These voluntary reductions may be reduced or eliminated at any time. For the period ended December 31, 2023 , the fees waived and expenses reimbursed were as follows:

AUXIER FOCUS FUND
NOTES TO FINANCIAL STATEMENTS
December 31, 2023
19
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the lesser of (i) the then-current expense cap, or (ii)
the expense cap in place at the time the fees/expenses were waived/reimbursed. As of December 31, 2023 , $1, 500,793 is subject to recapture by the Adviser. Other Waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the period ended December 31, 2023 , totaled $3,328,445 and $7,392,791 .
Note 6. Federal Income Tax
As of December 31, 2023 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of June 30, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and
Liabilities are primarily due to wash sales and equity return of capital.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events.
Investment Adviser
Expenses Reimbursed Other Waivers
Total Fees Waived
and Expenses
Reimbursed
$ 278,375 $ 45,075 $ 323,450
Gross Unrealized Appreciation $ 160,087,606
Gross Unrealized Depreciation (3,012,858)
Net Unrealized Appreciation $ 157,074,748
Undistributed Ordinary Income
$ 2,064,721
Undistributed Long-Term Gain
3,898,123
Unrealized Appreciation
150,225,619
Total
$ 156,188,463

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2023
20
Investment Advisory Agreement Approval
At the December 14, 2023 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board's behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator, Apex Fund Services. During its deliberations, the Board received an oral presentation from the Adviser, and was assisted by the advice of Trustee counsel.
At the Meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the Fund by the Adviser, including information on the investment performance of the Fund and the Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee enables the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the
Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from a senior representative of the Adviser, and a discussion with the Adviser about the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the
Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at the Adviser providing services to the Fund, as well as the investment philosophy and decision-making process of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition and has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the
Fund’s primary benchmark index, for the one-, three-, five-, and 10-year periods ended September 30, 2023, and outperformed the S&P 500 Index for the period since the Fund’s inception on July 9, 1999. The Board noted the Adviser’s representation that the Fund seeks capital appreciation over the long-term and that, in the Adviser’s view, the Fund executed its investment objective without undue risk, as evidenced by the Fund having outperformed its benchmark index since its inception, on both a cumulative and average annual basis. The Board also considered the Fund’s performance relative to an independent peer group of funds identified by Strategic Insight, Inc. (“Strategic Insight”) as having characteristics similar to the Fund, noting that, based on the information provided by Strategic Insight, the Fund underperformed the average of its Strategic Insight peer group for the one-, three-, five-, and 10-year periods ended September 30, 2023. The Board noted the Adviser’s representation that the Fund’s relative underperformance could be attributed, in part, to the Adviser’s approach to asset allocation, which tends to underperform the benchmark index during years of upward trending markets, such as the market conditions of the last 10 years, and, in part, to the
Fund’s material cash position, which is designed to protect an investor’s capital in all market conditions. Based on the Adviser’s investment style and the foregoing performance information, among other applicable considerations, the Board determined that the
Fund and its shareholders could benefit from the Adviser’s continued management of the Fund.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2023
21
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on the net advisory fee and total expense ratio of the Fund compared to its Strategic Insight peer group. The Board observed that, although the net advisory fee rate for the Fund was higher than the median of its Strategic Insight peer group, it was within a reasonable range. The Board also observed that the Fund’s total expense ratio was lower than the median of the Strategic Insight peer group. The Board further noted the Adviser’s representation that it continued to waive fees and reimburse Fund expenses in order to keep the Fund’s total expense ratio at competitive levels. Based on the foregoing and other relevant factors, the Board concluded that the Adviser’s advisory fee rate charged to the Fund was reasonable.
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to the
Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of costs and profitability of its Fund activities. The Board noted the Adviser’s belief that its profit margin from the Fund was reasonable considering the services provided and that the Fund required significantly more attention and resources than other accounts managed by the Adviser. The Board also noted the Adviser’s representation that the Adviser was subsidizing the Fund’s operations by forgoing a portion of its advisory fee in accordance with the contractual expense cap. Based on these and other applicable considerations, including financial statements from the Adviser indicating its profitability and expenses from overall operations, the
Board concluded that the Adviser’s costs of services and profits attributable to management of the Fund were reasonable.
Economies of Scale
The Board evaluated whether the Fund would benefit from any economies of scale. In this regard, the Board considered the Fund’s fee structure, asset size, and net expense ratio. The Board also considered the Adviser’s representation that the Fund could potentially benefit from economies of scale if its assets were to increase but that, in light of the Fund’s stable asset levels, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing and other applicable considerations, including the size of the Fund, the Board concluded that the information presented was consistent with the renewal of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Fund. Based on the foregoing representation, the Board concluded that other benefits received by the
Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory
Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the
Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory
Agreement, was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.
Liquidity Risk Management Program
The Fund has adopted and implemented a written liquidity risk management program, as required by Rule 22e-4 (the “Liquidity
Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund's investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program
(the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2023
22
July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September
14, 2023.
The Program Administrator’s written report stated that: (i) the Fund is able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’ interests in the Fund; (ii) the Fund's strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Fund's portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the Fund did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a “highly liquid investment minimum” for the Fund because the Fund primarily holds “highly liquid investments”; and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Fund or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the
Fund’s portfolio is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
The Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (877) 328-9437 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form
N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees and CDSC fees, and (2) ongoing costs, including management fees,
12b-1 fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July
1, 2023 through December 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line under each share class of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments on certain classes, redemption fees, exchange fees, and CDSC fees.

AUXIER FOCUS FUND
ADDITIONAL INFORMATION
December 31, 2023
23
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account Value
July 1, 2023
Ending
Account Value
December 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Investor Shares
Actual $ 1,000.00 $ 1,047.50 $ 4.73 0.92%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.51 $ 4.67 0.92%
A Shares
Actual $ 1,000.00 $ 1,046.07 $ 6.43 1.25%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,018.85 $ 6.34 1.25%
Institutional Shares
Actual $ 1,000.00 $ 1,048.15 $ 4.12 0.80%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.11 $ 4.06 0.80%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366 to reflect the half-year period.

AUXIER FOCUS FUND
FOR MORE INFORMATION
P.O. Box 588
Portland, Maine 04112
(877) 3AUXIER
(877) 328-9437
INVESTMENT ADVISER
Auxier Asset Management LLC
15668 NE Eilers Road
Aurora, Oregon 97002
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
204-SAR-1223

SEMI-ANNUAL REPORT
(Unaudited)
DECEMBER 31, 2023

DF DENT GROWTH FUNDS
TABLE OF CONTENTS
DECEMBER 31, 2023
DF Dent Premier Growth Fund
Performance Chart and Analysis 1
Schedule of Investments 2
Statement of Assets and Liabilities 4
Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
DF Dent Midcap Growth Fund
Performance Chart and Analysis 8
Schedule of Investments 10
Statement of Assets and Liabilities 12
Statement of Operations 13
Statements of Changes in Net Assets 14
Financial Highlights 15
DF Dent Small Cap Growth Fund
Performance Chart and Analysis 18
Schedule of Investments 20
Statement of Assets and Liabilities 22
Statement of Operations 23
Statements of Changes in Net Assets 24
Financial Highlights 25
DF Dent Growth Funds
Notes to Financial Statements 27
Additional Information 33

DF DENT GROWTH FUNDS
DF DENT PREMIER GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Premier Growth Fund (the “Fund”) compared with the performance of the benchmark, S&P 500® Index ("S&P 500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Premier Growth Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.13%. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse
Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2024 (the “Expense Cap”). The Expense Cap
may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver
and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended December 31, 2023 One Year Five Year Ten Year
DF Dent Premier Growth Fund 24.42% 13.97% 10.93%
S&P 500® Index 26.29% 15.69% 12.03%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 97.8%
Communication Services - 2.7%
42,154 Alphabet, Inc., Class C
(a)
$ 5,940,763
Consumer Discretionary - 6.4%
79,282 Amazon.com, Inc.
(a)
12,046,107
29,669 CarMax, Inc.
(a)
2,276,799
14,322,906
Financials - 18.1%
10,053 Kinsale Capital Group, Inc. 3,366,850
1,760 Markel Group, Inc.
(a)
2,499,024
22,373 Mastercard, Inc., Class A 9,542,308
14,266 Moody's Corp. 5,571,729
21,724 S&P Global, Inc.
(a)
9,569,857
38,424 Visa, Inc., Class A 10,003,688
40,553,456
Health Care - 18.8%
91,280 Bio-Techne Corp. 7,043,165
33,561 Danaher Corp. 7,764,002
21,563 Illumina, Inc.
(a)
3,002,432
16,702 Intuitive Surgical, Inc.
(a)
5,634,587
11,834 Thermo Fisher Scientific, Inc. 6,281,369
30,970 Veeva Systems, Inc., Class A
(a)
5,962,344
7,619 West Pharmaceutical Services, Inc. 2,682,802
18,481 Zoetis, Inc. 3,647,595
42,018,296
Industrials - 22.1%
77,984 Fastenal Co. 5,051,024
52,854 HEICO Corp., Class A 7,528,524
15,726 Old Dominion Freight Line, Inc. 6,374,219
28,212 SiteOne Landscape Supply, Inc.
(a)
4,584,450
9,240 TransDigm Group, Inc.
(a)
9,347,184
76,528 Veralto Corp. 6,295,193
44,099 Waste Connections, Inc. 6,582,658
82,686 WillScot Mobile Mini Holdings
Corp.
(a)
3,679,527
49,442,779
Information Technology - 16.1%
20,917 ANSYS, Inc.
(a)
7,590,361
9,564 Atlassian Corp., Class A
(a)
2,274,893
5,673 Crowdstrike Holdings, Inc.,
Class A
(a)
1,448,430
58,367 Guidewire Software, Inc.
(a)
6,364,338
6,646 Intuit, Inc. 4,153,950
21,724 Microsoft Corp. 8,169,093
6,971 Monolithic Power Systems, Inc. 4,397,167
2,800 Sprout Social, Inc., Class A
(a)
172,032
14,915 Workiva, Inc.
(a)
1,514,320
36,084,584
Shares Security Description Value
Materials - 8.2%
27,075 Ecolab, Inc. $ 5,370,326
14,266 The Sherwin-Williams Co. 4,449,566
37,775 Vulcan Materials Co. 8,575,303
18,395,195
Real Estate - 5.4%
84,956 CBRE Group, Inc., Class A
(a)
7,908,554
47,990 CoStar Group, Inc.
(a)
4,193,846
12,102,400
Total Common Stock (Cost $97,974,852) 218,860,379
Money Market Fund - 2.7%
5,975,152 First American Treasury
Obligations Fund,
Class X, 5.29%
(b)
(Cost $5,975,152) 5,975,152
Investments, at value - 100.5% (Cost
$103,950,004) $ 224,835,531
Other Assets & Liabilities, Net - (0.5)% (1,116,517)
Net Assets - 100.0% $ 223,719,014
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December 31,
2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 224,835,531
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 224,835,531

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
PORTFOLIO HOLDINGS
% of Total Net Assets
Communication Services 2.7%
Consumer Discretionary 6.4%
Financials 18.1%
Health Care 18.8%
Industrials 22.1%
Information Technology 16.1%
Materials 8.2%
Real Estate 5.4%
Money Market Fund 2.7%
Other Assets & Liabilities, Net (0.5)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2023
ASSETS
Investments, at value (Cost $103,950,004) $ 224,835,531
Receivables:
Fund shares sold 154,457
Dividends 54,567
Prepaid expenses 9,256
Total Assets
225,053,811
LIABILITIES
Payables:
Investment securities purchased 783,307
Fund shares redeemed 42,053
Accrued Liabilities:
Investment adviser fees 471,495
Fund services fees 9,835
Other expenses 28,107
Total Liabilities
1,334,797
NET ASSETS
$ 223,719,014
COMPONENTS OF NET ASSETS
Paid-in capital $ 91,134,324
Distributable Earnings 132,584,690
NET ASSETS
$ 223,719,014
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 6,061,113
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 36.91

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2023
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,482) $ 949,515
Total Investment Income
949,515
EXPENSES
Investment adviser fees 1,144,868
Fund services fees 86,050
Custodian fees 10,604
Registration fees 10,836
Professional fees 24,429
Trustees' fees and expenses 5,839
Other expenses 28,097
Total Expenses 1,310,723
Fees waived
(166,433)
Net Expenses
1,144,290
NET INVESTMENT LOSS
(194,775)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 20,522,336
Net change in unrealized appreciation (depreciation) on investments
(5,542,071)
NET REALIZED AND UNREALIZED GAIN
14,980,265
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 14,785,490

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2023
For the Year
Ended
June 30, 2023
OPERATIONS
Net investment loss $ (194,775) $ (770,180)
Net realized gain 20,522,336 37,920,230
Net change in unrealized appreciation (depreciation) (5,542,071) (2,000,808)
Increase in Net Assets Resulting from Operations
14,785,490 35,149,242
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(36,525,907) –
CAPITAL SHARE TRANSACTIONS
Sale of shares 3,611,320 5,639,980
Reinvestment of distributions 34,549,001 –
Redemption of shares
(39,972,619) (72,453,023)
Decrease in Net Assets from Capital Share Transactions
(1,812,298) (66,813,043)
Decrease in Net Assets
(23,552,715) (31,663,801)
NET ASSETS
Beginning of Period
247,271,729 278,935,530
End of Period
$ 223,719,014 $ 247,271,729
SHARE TRANSACTIONS
Sale of shares 91,570 151,835
Reinvestment of distributions 984,863 –
Redemption of shares
(1,040,128) (1,963,102)
Increase (Decrease) in Shares
36,305 (1,811,267)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT PREMIER GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Period
$ 41.04 $ 35.60 $ 49.79 $ 38.91 $ 35.75 $ 32.13
INVESTMENT OPERATIONS
Net investment loss (a) (0.03) (0.11) (0.27) (0.25) (0.11) (0.16)
Net realized and unrealized gain
(loss)
2.80 5.55 (10.28) 12.16 5.88 6.26
Total from Investment Operations
2.77 5.44 (10.55) 11.91 5.77 6.10
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
(6.90) – (3.64) (1.03) (2.61) (2.48)
Total Distributions to Shareholders
(6.90) – (3.64) (1.03) (2.61) (2.48)
REDEMPTION FEES(a)
– – 0.00(b) 0.00(b) – –
NET ASSET VALUE, End of Period
$ 36.91 $ 41.04 $ 35.60 $ 49.79 $ 38.91 $ 35.75
TOTAL RETURN
7.62%(c) 15.28% (23.05)% 30.96% 16.82% 21.14%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 223,719 $ 247,272 $ 278,936 $ 430,924 $ 343,711 $ 212,004
Ratios to Average Net Assets:
Net investment loss (0.17)%(d) (0.30)% (0.58)% (0.57)% (0.30)% (0.51)%
Net expenses 0.99%(d) 0.99% 0.99% 0.99% 1.00% 1.07%
Gross expenses (e) 1.13%(d) 1.13% 1.10% 1.11% 1.15% 1.20%
PORTFOLIO TURNOVER RATE 10%(c) 20% 18% 14% 23% 23%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Midcap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell Midcap Growth Index
(“Russell Midcap Growth”), over the past ten fiscal years. The Russell Midcap Growth measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Midcap Growth Fund – Investor Shares vs. Russell Midcap Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares, Institutional Shares and Institutional Plus Shares are 0.89%, 0.87% and 0.88%,
respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual
Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses,
Average Annual Total Returns
Periods Ended December 31, 2023 One Year Five Year Ten Year
DF Dent Midcap Growth Fund - Investor Shares 22.91% 11.88% 9.42%
DF Dent Midcap Growth Fund - Institutional Shares
(1)
22.97% 11.95% 9.47%
DF Dent Midcap Growth Fund - Institutional Plus Shares
(1)
23.02% 11.98% 9.48%
Russell Midcap Growth Index 25.87% 13.81% 10.57%
(1)
For Institutional Shares, performance for the ten year period is a blended average annual return, which include the returns of the Investor
Shares prior to the commencement of the Institutional Shares on November 29, 2017. For Institutional Plus Shares, performance for the five year and ten year periods are a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Plus Shares on December 3, 2021.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2023
and extraordinary expenses) to 0.98%, 0.85%, and 0.79% of Investor Shares, Institutional Shares and Institutional Plus Shares, respectively, through October 31, 2024 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees.
The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating
Expenses to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/
reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the
Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. Returns greater than one year are annualized.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.9%
Consumer Discretionary - 5.2%
194,512 CarMax, Inc.
(a)
$ 14,926,851
223,551 Chewy, Inc.
(a)
5,282,510
83,577 Floor & Decor Holdings, Inc.,
Class A
(a)
9,323,850
29,533,211
Consumer Staples - 1.8%
626,769 Utz Brands, Inc. 10,178,729
Financials - 10.6%
167,803 Goosehead Insurance, Inc.,
Class A
(a)
12,719,467
33,584 Kinsale Capital Group, Inc. 11,247,618
13,959 Markel Group, Inc.
(a)
19,820,384
41,523 Moody's Corp. 16,217,223
60,004,692
Health Care - 17.0%
274,990 Bio-Techne Corp. 21,218,228
162,491 Edwards Lifesciences Corp.
(a)
12,389,939
78,708 Illumina, Inc.
(a)
10,959,302
34,116 Intuitive Surgical, Inc.
(a)
11,509,374
93,493 Repligen Corp.
(a)
16,810,041
119,375 Veeva Systems, Inc., Class A
(a)
22,982,075
95,868,959
Industrials - 28.2%
253,860 Fastenal Co. 16,442,512
120,319 HEICO Corp., Class A 17,138,238
48,665 Old Dominion Freight Line, Inc. 19,725,384
51,439 SiteOne Landscape Supply, Inc.
(a)
8,358,838
19,330 TransDigm Group, Inc.
(a)
19,554,228
237,687 Veralto Corp. 19,552,133
128,730 Waste Connections, Inc. 19,215,527
507,395 WillScot Mobile Mini Holdings
Corp.
(a)
22,579,078
264,307 WNS Holdings, Ltd., ADR
(a)
16,704,202
159,270,140
Information Technology - 16.2%
52,826 ANSYS, Inc.
(a)
19,169,499
58,876 Appfolio, Inc.
(a)
10,199,678
23,904 Atlassian Corp., Class A
(a)
5,685,805
20,481 Crowdstrike Holdings, Inc.,
Class A
(a)
5,229,209
150,716 Endava PLC, ADR
(a)
11,733,241
170,489 Guidewire Software, Inc.
(a)
18,590,121
195,928 Sprout Social, Inc., Class A
(a)
12,037,816
11,716 Tyler Technologies, Inc.
(a)
4,898,694
36,447 Workiva, Inc.
(a)
3,700,464
91,244,527
Shares Security Description Value
Materials - 8.9%
128,405 Ecolab, Inc. $ 25,469,132
107,924 Vulcan Materials Co. 24,499,827
49,968,959
Real Estate - 9.0%
343,251 CBRE Group, Inc., Class A
(a)
31,953,235
153,992 CoStar Group, Inc.
(a)
13,457,361
21,839 SBA Communications Corp. REIT 5,540,336
50,950,932
Total Common Stock (Cost $397,136,829) 547,020,149
Money Market Fund - 2.9%
16,556,212 First American Treasury
Obligations Fund,
Class X, 5.29%
(b)
(Cost $16,556,212) 16,556,212
Investments, at value - 99.8% (Cost
$413,693,041) $ 563,576,361
Other Assets & Liabilities, Net - 0.2% 885,690
Net Assets - 100.0% $ 564,462,051
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 563,576,361
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 563,576,361

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS
% of Total Net Assets
Consumer Discretionary 5.2%
Consumer Staples 1.8%
Financials 10.6%
Health Care 17.0%
Industrials 28.2%
Information Technology 16.2%
Materials 8.9%
Real Estate 9.0%
Money Market Fund 2.9%
Other Assets & Liabilities, Net 0.2%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2023
ASSETS
Investments, at value (Cost $413,693,041) $ 563,576,361
Receivables:
Fund shares sold 780,674
Investment securities sold 1,394,411
Dividends 224,909
Prepaid expenses 26,897
Total Assets
566,003,252
LIABILITIES
Payables:
Fund shares redeemed 515,253
Accrued Liabilities:
Investment adviser fees 951,612
Fund services fees 24,393
Other expenses 49,943
Total Liabilities
1,541,201
NET ASSETS
$ 564,462,051
COMPONENTS OF NET ASSETS
Paid-in capital $ 500,256,628
Distributable Earnings 64,205,423
NET ASSETS
$ 564,462,051
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 4,478,226
Institutional Shares 6,968,515
Institutional Plus Shares 5,542,433
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $148,247,605) $ 33.10
Institutional Shares (based on net assets of $231,701,702) $ 33.25
Institutional Plus Shares (based on net assets of $184,512,744) $ 33.29

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2023
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $11,092) $ 2,195,113
Total Investment Income
2,195,113
EXPENSES
Investment adviser fees 2,082,796
Fund services fees 196,358
Transfer agent fees:
Investor Shares 13,408
Institutional Shares 3,606
Institutional Plus Shares 2,568
Custodian fees 32,944
Registration fees:
Investor Shares 8,035
Institutional Shares 8,468
Institutional Plus Shares 9,964
Professional fees 39,355
Trustees' fees and expenses 10,192
Other expenses 58,015
Total Expenses 2,465,709
Fees waived
(143,240)
Net Expenses
2,322,469
NET INVESTMENT LOSS
(127,356)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 10,636,468
Net change in unrealized appreciation (depreciation) on investments
22,822,211
NET REALIZED AND UNREALIZED GAIN
33,458,679
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 33,331,323

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2023
For the Year
Ended
June 30, 2023
OPERATIONS
Net investment loss $ (127,356) $ (1,836,407)
Net realized gain (loss) 10,636,468 (62,274,420)
Net change in unrealized appreciation (depreciation) 22,822,211 147,896,166
Increase in Net Assets Resulting from Operations
33,331,323 83,785,339
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 3,345,947 9,469,347
Institutional Shares 5,005,895 24,238,703
Institutional Plus Shares 12,639,657 50,503,295
Redemption of shares:
Investor Shares
(26,253,799) (54,495,292)
Institutional Shares
(33,345,509) (41,357,857)
Institutional Plus Shares
(18,394,446) (109,891,125)
Decrease in Net Assets from Capital Share Transactions
(57,002,255) (121,532,929)
Decrease in Net Assets
(23,670,932) (37,747,590)
NET ASSETS
Beginning of Period
588,132,983 625,880,573
End of Period
$ 564,462,051 $ 588,132,983
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 110,159 331,832
Institutional Shares 162,736 855,935
Institutional Plus Shares 417,066 1,793,679
Redemption of shares:
Investor Shares
(872,130) (1,938,396)
Institutional Shares
(1,126,221) (1,456,723)
Institutional Plus Shares
(604,745) (3,814,290)
Decrease in Shares
(1,913,135) (4,227,963)

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 31.01 $ 26.98 $ 38.01 $ 29.48 $ 25.83 $ 22.21
INVESTMENT OPERATIONS
Net investment loss (a) (0.01) (0.09) (0.20) (0.18) (0.08) (0.11)
Net realized and unrealized gain
(loss)
2.10 4.12 (9.75) 8.81 3.93 4.41
Total from Investment Operations
2.09 4.03 (9.95) 8.63 3.85 4.30
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (1.08) (0.11) (0.24) (0.69)
Total Distributions to Shareholders
– – (1.08) (0.11) (0.24) (0.69)
REDEMPTION FEES(a)
– – 0.00(b) 0.01 0.04 0.01
NET ASSET VALUE, End of Period
$ 33.10 $ 31.01 $ 26.98 $ 38.01 $ 29.48 $ 25.83
TOTAL RETURN
6.74%(c) 14.94% (26.97)% 29.33% 15.14% 20.27%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 148,248 $ 162,503 $ 184,717 $ 307,341 $ 243,855 $ 58,367
Ratios to Average Net Assets:
Net investment loss (0.09)%(d) (0.33)% (0.55)% (0.54)% (0.28)% (0.46)%
Net expenses 0.88%(d) 0.87% 0.85% 0.89% 0.98% 0.98%
Gross expenses (e) 0.90%(d) 0.89% 0.86% 0.91%(f) 1.01%(f) 1.13%
PORTFOLIO TURNOVER RATE 15%(c) 27% 35% 30% 31% 29%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.
(f) Ratio includes recoupment, which amounted to 0.03% and 0.06%, respectively.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 31.14 $ 27.09 $ 38.15 $ 29.57 $ 25.88 $ 22.22
INVESTMENT OPERATIONS
Net investment loss (a) (0.01) (0.09) (0.19) (0.17) (0.04) (0.08)
Net realized and unrealized gain
(loss)
2.12 4.14 (9.79) 8.86 3.97 4.43
Total from Investment Operations
2.11 4.05 (9.98) 8.69 3.93 4.35
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (1.08) (0.11) (0.24) (0.69)
Total Distributions to Shareholders
– – (1.08) (0.11) (0.24) (0.69)
REDEMPTION FEES(a)
– – – 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Period
$ 33.25 $ 31.14 $ 27.09 $ 38.15 $ 29.57 $ 25.88
TOTAL RETURN
6.78%(c) 14.95% (26.95)% 29.41% 15.26% 20.45%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 231,702 $ 247,019 $ 231,134 $ 406,489 $ 122,454 $ 43,090
Ratios to Average Net Assets:
Net investment loss (0.06)%(d) (0.32)% (0.53)% (0.50)% (0.15)% (0.33)%
Net expenses 0.85%(d) 0.85% 0.83% 0.85% 0.85% 0.85%
Gross expenses (e) 0.88%(d) 0.87% 0.85% 0.86% 0.94% 1.11%
PORTFOLIO TURNOVER RATE 15%(c) 27% 35% 30% 31% 29%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT MIDCAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six Months
Ended
December 31, 2023
For the Year
Ended
June 30, 2023
November 1, 2021 (a)
Through
June 30, 2022
INSTITUTIONAL PLUS SHARES
NET ASSET VALUE, Beginning of Period
$ 31.17 $ 27.10 $ 38.47
INVESTMENT OPERATIONS
Net investment loss (b) 0.00(c) (0.07) (0.08)
Net realized and unrealized gain (loss)
2.12 4.14 (10.21)
Total from Investment Operations
2.12 4.07 (10.29)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (1.08)
Total Distributions to Shareholders
– – (1.08)
NET ASSET VALUE, End of Period
$ 33.29 $ 31.17 $ 27.10
TOTAL RETURN
6.80%(d) 15.02% (27.53)%(d)
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted) $ 184,513 $ 178,611 $ 210,030
Ratios to Average Net Assets:
Net investment income (loss) 0.01%(e) (0.26)% (0.44)%(e)
Net expenses 0.79%(e) 0.79% 0.79%(e)
Gross expenses (f) 0.89%(e) 0.88% 0.90%(e)
PORTFOLIO TURNOVER RATE 15%(d) 27% 35%(d)
footertext
(a) Commencement of operations.
(b) Calculated based on average shares outstanding during each period.
(c) Less than $0.01 per share.
(d) Not annualized.
(e) Annualized.
(f) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2023
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in the DF Dent Small Cap Growth Fund (the “Fund”) compared with the performance of the benchmark, the Russell 2000 Growth Index
(“Russell 2000 Growth”), since inception. The Russell 2000 Growth, the Fund‘s primary performance benchmark, measures the performance of those Russell 2000 Growth companies with higher price-to-value ratios and higher forecasted growth values. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
DF Dent Small Cap Growth Fund – Investor Shares vs. Russell 2000 Growth Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (866) 233-3368. As stated in the Fund’s prospectus, the annual operating expense ratios (gross) for Investor Shares and Institutional Shares are 1.30% and 1.12%, respectively. However, the Fund’s
Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.05%
and 0.95% of Investor Shares and Institutional Shares, respectively, through October 31, 2024 (the “Expense Cap”). The Expense Cap may
be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses to exceed the lesser of (i) the then-current expense cap, or
(ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver
Average Annual Total Returns
Periods Ended December 31, 2023 One Year Five Year Ten Year
DF Dent Small Cap Growth Fund - Investor Shares 22.27% 12.38% 8.95%
DF Dent Small Cap Growth Fund - Institutional Shares
(1)
22.38% 12.50% 9.01%
Russell 2000 Growth Index 18.66% 9.22% 7.16%
(1)
Performance for the ten year period is a blended average annual return, which include the returns of the Investor Shares prior to the commencement of the Institutional Shares on November 20, 2017.

DF DENT GROWTH FUNDS
DF DENT SMALL CAP GROWTH FUND
PERFORMANCE CHART AND ANALYSIS
DECEMBER 31, 2023
and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
The following is a summary of the inputs used to value the
Fund's investments as of December 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 96.0%
Consumer Discretionary - 9.9%
16,564 Bright Horizons Family Solutions,
Inc.
(a)
$ 1,560,991
24,721 CarMax, Inc.
(a)
1,897,090
33,780 Chewy, Inc.
(a)
798,221
25,326 Floor & Decor Holdings, Inc.,
Class A
(a)
2,825,369
8,280 Murphy USA, Inc. 2,952,317
10,033,988
Consumer Staples - 5.0%
190,015 Utz Brands, Inc. 3,085,844
8,187 WD-40 Co. 1,957,266
5,043,110
Financials - 13.0%
41,516 EVERTEC, Inc. 1,699,665
38,306 Goosehead Insurance, Inc.,
Class A
(a)
2,903,595
30,052 Hamilton Lane, Inc., Class A 3,409,099
6,654 Kinsale Capital Group, Inc. 2,228,491
6,393 Morningstar, Inc. 1,829,932
33,267 Trupanion, Inc.
(a)
1,014,976
13,085,758
Health Care - 16.6%
5,455 Atrion Corp. 2,066,299
48,944 Bio-Techne Corp. 3,776,519
9,059 Charles River Laboratories
International, Inc.
(a)
2,141,548
25,203 CryoPort, Inc.
(a)
390,394
33,236 HealthEquity, Inc.
(a)
2,203,547
23,075 LeMaitre Vascular, Inc. 1,309,737
7,577 Medpace Holdings, Inc.
(a)
2,322,578
14,401 Repligen Corp.
(a)
2,589,300
16,799,922
Industrials - 24.2%
11,535 Casella Waste Systems, Inc.
(a)
985,781
77,177 Core & Main, Inc., Class A
(a)
3,118,723
78,633 Douglas Dynamics, Inc. 2,333,827
20,394 Exponent, Inc. 1,795,488
26,131 HEICO Corp., Class A 3,722,100
17,210 John Bean Technologies Corp. 1,711,534
5,850 Kadant, Inc. 1,639,813
9,654 Simpson Manufacturing Co., Inc. 1,911,299
16,252 SiteOne Landscape Supply, Inc.
(a)
2,640,950
54,425 WillScot Mobile Mini Holdings
Corp.
(a)
2,421,913
32,985 WNS Holdings, Ltd., ADR
(a)
2,084,652
24,366,080
Shares Security Description Value
Information Technology - 23.9%
25,849 Alarm.com Holdings, Inc.
(a)
$ 1,670,362
15,836 Appfolio, Inc.
(a)
2,743,429
20,271 BlackLine, Inc.
(a)
1,265,721
26,392 Endava PLC, ADR
(a)
2,054,617
29,109 Guidewire Software, Inc.
(a)
3,174,045
9,566 Manhattan Associates, Inc.
(a)
2,059,751
18,584 Novanta, Inc.
(a)
3,129,732
23,280 Procore Technologies, Inc.
(a)
1,611,442
42,782 Sprout Social, Inc., Class A
(a)
2,628,526
20,050 The Descartes Systems Group,
Inc.
(a)
1,685,403
20,076 Workiva, Inc.
(a)
2,038,316
24,061,344
Materials - 3.4%
12,027 Eagle Materials, Inc. 2,439,557
213,305 Perimeter Solutions SA
(a)
981,203
3,420,760
Total Common Stock (Cost $78,690,940) 96,810,962
Money Market Fund - 4.6%
4,615,358 First American Treasury
Obligations Fund,
Class X, 5.29%
(b)
(Cost $4,615,358) 4,615,358
Investments, at value - 100.6% (Cost
$83,306,298) $ 101,426,320
Other Assets & Liabilities, Net - (0.6)% (631,636)
Net Assets - 100.0% $ 100,794,684
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of December
31, 2023.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2023
The Level 1 value displayed in this table is Common Stock and a
Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 101,426,320
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 101,426,320
PORTFOLIO HOLDINGS
% of Total Net Assets
Consumer Discretionary 9.9%
Consumer Staples 5.0%
Financials 13.0%
Health Care 16.6%
Industrials 24.2%
Information Technology 23.9%
Materials 3.4%
Money Market Fund 4.6%
Other Assets & Liabilities, Net (0.6)%
100.0%

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2023
ASSETS
Investments, at value (Cost $83,306,298) $ 101,426,320
Receivables:
Fund shares sold 33,932
Dividends 47,903
Prepaid expenses 18,361
Total Assets
101,526,516
LIABILITIES
Payables:
Investment securities purchased 527,592
Fund shares redeemed 14,143
Accrued Liabilities:
Investment adviser fees 158,775
Trustees’ fees and expenses 75
Fund services fees 8,375
Other expenses 22,872
Total Liabilities
731,832
NET ASSETS
$ 100,794,684
COMPONENTS OF NET ASSETS
Paid-in capital $ 92,554,056
Distributable Earnings 8,240,628
NET ASSETS
$ 100,794,684
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED)
Investor Shares 875,921
Institutional Shares 3,647,058
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Investor Shares (based on net assets of $19,426,561) $ 22.18
Institutional Shares (based on net assets of $81,368,123) $ 22.31

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2023
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $2,271) $ 271,578
Total Investment Income
271,578
EXPENSES
Investment adviser fees 392,676
Fund services fees 42,875
Transfer agent fees:
Investor Shares 9,942
Institutional Shares 10,490
Custodian fees 4,647
Registration fees:
Investor Shares 8,905
Institutional Shares 8,947
Professional fees 18,773
Trustees' fees and expenses 4,169
Other expenses 26,699
Total Expenses 528,123
Fees waived
(82,343)
Net Expenses
445,780
NET INVESTMENT LOSS
(174,202)
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 317,274
Net change in unrealized appreciation (depreciation) on investments
6,261,120
NET REALIZED AND UNREALIZED GAIN
6,578,394
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ 6,404,192

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months
Ended
December 31, 2023
For the Year
Ended
June 30, 2023
OPERATIONS
Net investment loss $ (174,202) $ (386,670)
Net realized gain (loss) 317,274 (3,935,756)
Net change in unrealized appreciation (depreciation) 6,261,120 15,764,375
Increase in Net Assets Resulting from Operations
6,404,192 11,441,949
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Investor Shares 1,223,456 3,150,734
Institutional Shares 4,268,557 17,206,517
Redemption of shares:
Investor Shares
(1,335,316) (5,357,981)
Institutional Shares
(3,522,545) (11,637,151)
Increase in Net Assets from Capital Share Transactions
634,152 3,362,119
Increase in Net Assets
7,038,344 14,804,068
NET ASSETS
Beginning of Period
93,756,340 78,952,272
End of Period
$ 100,794,684 $ 93,756,340
SHARE TRANSACTIONS
Sale of shares:
Investor Shares 59,938 165,332
Institutional Shares 203,542 895,548
Redemption of shares:
Investor Shares
(65,295) (279,318)
Institutional Shares
(171,729) (610,175)
Increase in Shares
26,456 171,387

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period
$ 20.76 $ 18.19 $ 24.94 $ 18.38 $ 17.10 $ 15.97
INVESTMENT OPERATIONS
Net investment loss (a) (0.05) (0.10) (0.15) (0.13) (0.09) (0.07)
Net realized and unrealized gain
(loss)
1.47 2.67 (6.01) 7.16 1.63 2.19
Total from Investment Operations
1.42 2.57 (6.16) 7.03 1.54 2.12
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (0.60) (0.48) (0.26) (0.99)
Total Distributions to Shareholders
– – (0.60) (0.48) (0.26) (0.99)
REDEMPTION FEES(a)
– – 0.01 0.01 0.00(b) –
NET ASSET VALUE, End of Period
$ 22.18 $ 20.76 $ 18.19 $ 24.94 $ 18.38 $ 17.10
TOTAL RETURN
6.84%(c) 14.13% (25.32)% 38.60% 9.08% 15.01%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 19,427 $ 18,295 $ 18,105 $ 29,472 $ 8,394 $ 6,757
Ratios to Average Net Assets:
Net investment loss (0.46)%(d) (0.54)% (0.64)% (0.58)% (0.50)% (0.43)%
Net expenses 1.05%(d) 1.05% 1.05% 1.05% 1.05% 1.05%
Gross expenses (e) 1.29%(d) 1.30% 1.23% 1.30% 1.66% 2.30%
PORTFOLIO TURNOVER RATE 15%(c) 41% 46% 34% 38% 44%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
See Notes to Financial Statements.
DF DENT SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
These financial highlights reflect selected data for a share outstanding throughout each period .
For the Six
Months Ended
December 31,
2023
For the Years Ended June 30,
2023 2022 2021 2020 2019
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period
$ 20.87 $ 18.27 $ 25.03 $ 18.42 $ 17.13 $ 15.97
INVESTMENT OPERATIONS
Net investment loss (a) (0.04) (0.08) (0.12) (0.11) (0.07) (0.05)
Net realized and unrealized gain
(loss)
1.48 2.68 (6.04) 7.20 1.62 2.20
Total from Investment Operations
1.44 2.60 (6.16) 7.09 1.55 2.15
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain
– – (0.60) (0.48) (0.26) (0.99)
Total Distributions to Shareholders
– – (0.60) (0.48) (0.26) (0.99)
REDEMPTION FEES(a)
– – – 0.00(b) 0.00(b) –
NET ASSET VALUE, End of Period
$ 22.31 $ 20.87 $ 18.27 $ 25.03 $ 18.42 $ 17.13
TOTAL RETURN
6.90%(c) 14.23% (25.27)% 38.79% 9.12% 15.20%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s
omitted) $ 81,368 $ 75,462 $ 60,847 $ 52,591 $ 14,626 $ 12,332
Ratios to Average Net Assets:
Net investment loss (0.36)%(d) (0.43)% (0.52)% (0.49)% (0.40)% (0.32)%
Net expenses 0.95%(d) 0.95% 0.95% 0.95% 0.95% 0.95%
Gross expenses (e) 1.11%(d) 1.12% 1.09% 1.18% 1.72% 2.18%
PORTFOLIO TURNOVER RATE 15%(c) 41% 46% 34% 38% 44%
footertext
(a) Calculated based on average shares outstanding during each period.
(b) Less than $0.01 per share.
(c) Not annualized.
(d) Annualized.
(e) Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
Note 1. Organization
DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. DF Dent Premier
Growth Fund commenced operations on July 16, 2001. DF Dent Midcap Growth Fund’s Investor Shares,
Institutional Shares, and Institutional Plus Shares commenced operations on July 1, 2011, November 29,
2017, and December 3, 2021, respectively. DF Dent Small Cap Growth Fund’s Investor Shares and Institutional
Shares commenced operations on November 1, 2013 and November 20, 2017, respectively. The Funds seek long-term capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”
These financial statements are prepared in accordance with accounting principles generally accepted in the
United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each
Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments.
The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of December 31, 2023, for each Fund’s investments is included at the end of each Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par, and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
Distributions to Shareholders – Each Fund declares any dividends from net investment income and pays them annually. Any net capital gains realized by the Funds are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax.
Therefore, no federal income or excise tax provision is required. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, each Fund did not incur any interest or penalties. Each Fund files a U.S. federal income and excise tax return as required. Each Fund’s federal income tax returns are subject to examination by the Internal Revenue
Service for a period of three fiscal years after they are filed. As of December 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
The DF Dent Midcap Growth Fund's and DF Dent Small Cap Growth Fund's class-specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of each Fund.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s statement of assets and liabilities.
Note 3. Fees and Expenses
Investment Adviser – D.F. Dent and Company, Inc. (the “Adviser”) is the investment adviser to the Funds.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, at an annual rate of 0.99%, 0.75%, and 0.85% of the average daily net assets of DF Dent Premier Growth Fund, DF
Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
Distribution – Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a
ACA Group) (the “Distributor”), acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Funds do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Funds for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the
Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services.
Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-
Money Laundering Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman).
The Audit Committee Chairman receives an additional $2,000 annually. The Trustees and the Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-
pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses for DF Dent
Premier Growth Fund, to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 0.99%, through October 31, 2024. Additionally, the Adviser has contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor
Shares, Institutional Shares, and Institutional Plus Shares to 0.98%, 0.85%, and 0.79%, respectively, through
October 31, 2024, for DF Dent Midcap Growth Fund. The Adviser has also contractually agreed to waive a portion of its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to
1.05% and 0.95%, respectively, through October 31, 2024, for DF Dent Small Cap Growth Fund.
Other fund service providers have voluntarily agreed to waive and reimburse a portion of their fees. These voluntary fee waivers and reimbursements may be reduced or eliminated at any time. For the period ended
December 31, 2023 , fees waived and expenses reimbursed were as follows:

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/
expenses were waived/reimbursed. As of December 31, 2023 , $1,041,848, $352,502 and $378,792 are
subject to recoupment by the Adviser for the DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and
DF Dent Small Cap Growth Fund, respectively.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-
term investments during the period ended December 31, 2023 , were as follows:
Note 6. Federal Income Tax
As of December 31, 2023 , cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:
As of June 30, 2023 , distributable earnings/accumulated loss on a tax basis were as follows:
The difference between components of distributable earnings/accumulated loss on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales and equity return of capital.
For tax purposes, the prior year late-year ordinary loss was $ 491,668, $1,141,082 and $182,178 for the DF
Dent Premier Growth Fund, DF Dent Midcap Growth Fund, and DF Dent Small Cap Growth Fund, respectively,
Investment Adviser
Fees Waived Other Waivers Total Fees Waived
DF Dent Premier Growth Fund $ 146,421 $ 20,012 $ 166,433
DF Dent Midcap Growth Fund 83,522 59,718 143,240
DF Dent Small Cap Growth Fund 68,343 14,000 82,343
Purchases Sales
DF Dent Premier Growth Fund $ 23,623,131 $ 65,438,205
DF Dent Midcap Growth Fund 78,783,201 141,323,895
DF Dent Small Cap Growth Fund 13,428,370 13,659,074
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
DF Dent Premier Growth Fund $ 121,304,519 $ (418,992) $ 120,885,527
DF Dent Midcap Growth Fund 165,503,220 (15,619,900) 149,883,320
DF Dent Small Cap Growth Fund 22,608,664 (4,488,642) 18,120,022
Undistributed
Long-Term Gain
Capital and Other
Losses
Net Unrealized
Appreciation Total
DF Dent Premier Growth Fund $ 28,332,790 $ (491,668) $ 126,483,985 $ 154,325,107
DF Dent Midcap Growth Fund – (78,270,397) 109,144,497 30,874,100
DF Dent Small Cap Growth Fund – (5,278,572) 7,115,008 1,836,436

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2023
(realized during the period January 1, 2023 through June 30, 202 3 ). These losses were recognized for tax purposes on the first business day of each Fund’s current fiscal year, July 1, 202 3 .
As of June 30, 2023 , the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund had $19,198,995
and $1,459,419 , respectively, of available short-term capital loss carryforwards and the DF Dent Midcap Growth
Fund and DF Dent Small Cap Growth Fund had $57,930,320 and $3,636,975 , respectively, of available long-
term capital loss carryforwards that have no expiration date.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2023
Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program, as required by Rule 22e-
4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The liquidity risk management program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Funds' investment strategy and the liquidity of the portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections and its cash holdings and access to other funding sources.
The Board approved the designation of a Liquidity Committee as the administrator of the liquidity risk management program (the “Program Administrator”). The Program Administrator is responsible for the administration and oversight of the program and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy, and effectiveness. The Program Administrator assessed the Fund’s liquidity risk profile based on information gathered for the period July 1, 2022 through June 30, 2023 in order to prepare a written report to the Board for review at its meeting held on September 14, 2023.
The Program Administrator’s written report stated that: (i) the Funds are able to meet redemptions in normal and reasonably foreseeable stressed conditions and without significant dilution of remaining shareholders’
interests in the Funds; (ii) the Funds' strategy is appropriate for an open-end mutual fund; (iii) the liquidity classification determinations regarding the Funds' portfolio investments, which take into account a variety of factors and may incorporate analysis from one or more third-party data vendors, remained appropriate; (iv) the
Funds did not approach the internal triggers set forth in the liquidity risk management program or the regulatory percentage limitation (15%) on holdings in illiquid investments; (v) it continues to be appropriate to not set a
“highly liquid investment minimum” for the Funds because the Funds primarily hold “highly liquid investments”;
and (vi) the liquidity risk management program remains reasonably designed and adequately implemented to prevent violations of the Liquidity Rule. No significant liquidity events impacting the Funds or proposed changes to the Program were noted in the report.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (866) 233-3368 and on the SEC’s website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (866) 233-3368 and on the
SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2023
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 through December 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

DF DENT GROWTH FUNDS
DF DENT GROWTH FUNDS
ADDITIONAL INFORMATION
DECEMBER 31, 2023
Beginning
Account Value
July 1, 2023
Ending
Account Value
December 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
DF Dent Premier Growth Fund
Actual $ 1,000.00 $ 1,076.18 $ 5.17 0.99%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.16 $ 5.03 0.99%
DF Dent Midcap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,067.41 $ 4.63 0.89%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.66 $ 4.52 0.89%
Institutional Shares
Actual $ 1,000.00 $ 1,067.76 $ 4.42 0.85%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.86 $ 4.32 0.85%
Institutional Plus Shares
Actual $ 1,000.00 $ 1,068.01 $ 4.11 0.79%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,021.17 $ 4.01 0.79%
DF Dent Small Cap Growth Fund
Investor Shares
Actual $ 1,000.00 $ 1,068.41 $ 5.46 1.05%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.86 $ 5.33 1.05%
Institutional Shares
Actual $ 1,000.00 $ 1,069.01 $ 4.94 0.95%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.36 $ 4.82 0.95%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) divided by 366 to reflect the half-year period.

DF Dent Premier Growth Fund – DFDPX
DF Dent Midcap Growth Fund Investor Shares – DFDMX
DF Dent Midcap Growth Fund Institutional Shares – DFMGX
DF Dent Midcap Growth Fund Institutional Plus Shares – DFMLX
DF Dent Small Cap Growth Fund Investor Shares – DFDSX
DF Dent Small Cap Growth Fund Institutional Shares – DFSGX
INVESTMENT ADVISER
D.F. Dent and Company, Inc.
400 E. Pratt Street, 7th Floor
Baltimore, MD 21202
www.dfdent.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, ME 04112
(866) 2DF-DENT
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
221-SAR-1223
This report is submitted for the general information of the
shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an
effective prospectus, which includes information regarding the
Funds' risks, objectives, fees and expenses, experience of its management, and other information.

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6. INVESTMENTS.
(a)

Included as part of report to shareholders under Item 1.
(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002.
(a)(3)  Not applicable.

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	February 29, 2024

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	February 29, 2024